One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com

STEPHANIE A. CAPISTRON +1 617 728 7127 Direct +1 617 275 8364 Fax

February 28, 2017

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Clearwater Investment Trust. (the “Registrant”) File Nos. 33-12289 and 811-05038 Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 49 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 49 to the Registration Statement under the Investment Company Act of 1940, as amended.

This filing is being made for the purpose of updating subadviser and strategy disclosure, making certain non-material changes, and filing related exhibits.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7127.

Very truly yours,

/s/ Stephanie Capistron

Stephanie Capistron

US Austin Boston Charlotte Hartford Los Angeles New York Orange County Philadelphia Princeton San Francisco Silicon Valley

Washington DC EUROPE Brussels Dublin Frankfurt London Luxembourg Moscow Munich Paris ASIA Beijing Hong Kong